Summary of Significant Accounting Policies (Details) - Schedule of sets forth our revenue ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Summary of Significant Accounting Policies (Details) - Schedule of sets forth our revenue [Line Items]
TOTAL	¥ 1,953,257	$ 283,196	¥ 1,669,358	¥ 1,222,183
Technical services and others [Member]
Summary of Significant Accounting Policies (Details) - Schedule of sets forth our revenue [Line Items]
TOTAL	39,395	5,712	19,397	5,156
Showself [Member]
Summary of Significant Accounting Policies (Details) - Schedule of sets forth our revenue [Line Items]
TOTAL	521,155	75,561	595,004	549,763
Lehai [Member]
Summary of Significant Accounting Policies (Details) - Schedule of sets forth our revenue [Line Items]
TOTAL	241,851	35,065	242,910	180,112
Haixiu [Member]
Summary of Significant Accounting Policies (Details) - Schedule of sets forth our revenue [Line Items]
TOTAL	317,953	46,099	326,661	321,468
Beelive [Member]
Summary of Significant Accounting Policies (Details) - Schedule of sets forth our revenue [Line Items]
TOTAL	545,296	79,060	485,386	165,684
Hongle [Member]
Summary of Significant Accounting Policies (Details) - Schedule of sets forth our revenue [Line Items]
TOTAL	¥ 287,607	$ 41,699